Supplemental guarantor information required under SEC regulations	12 Months Ended
Dec. 31, 2019
UBS AG
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]

Note 39 Supplemental guarantor information required under SEC regulations

Joint liability of UBS Switzerland AG

In 2015, the Personal & Corporate Banking and Wealth Management businesses booked in Switzerland were transferred from UBS AG to UBS Switzerland AG through an asset transfer in accordance with the Swiss Merger Act. Under the terms of the asset transfer agreement, UBS Switzerland AG assumed joint liability for contractual obligations of UBS AG existing on the asset transfer date, including the full and unconditional guarantee of certain registered debt securities issued by UBS AG. To reflect this joint liability, UBS Switzerland AG is presented in a separate column as a subsidiary co-guarantor.

The joint liability of UBS Switzerland AG for contractual obligations of UBS AG decreased in 2019 by USD 9 billion to USD 17 billion as of 31 December 2019, mainly driven by contractual maturities and, to a lesser extent, early extinguishments of UBS AG liabilities which existed at the date of the asset transfer in the second quarter of 2015.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2019
Operating income[3]
Interest income	8,966	4,104	5,380	(3,028)	15,421
Interest expense	(9,472)	(1,021)	(3,583)	3,070	(11,006)
Net interest income	(506)	3,083	1,796	42	4,415
Other net income from financial instruments measured at fair value through profit or loss	5,116	924	1,114	(322)	6,833
Credit loss (expense) / recovery	(51)	7	(33)	0	(78)
Fee and commission income	3,285	4,342	12,527	(997)	19,156
Fee and commission expense	(674)	(819)	(1,188)	986	(1,696)
Net fee and commission income	2,610	3,523	11,338	(11)	17,460
Other income	4,962	259	1,960	(6,504)	677
Total operating income	12,131	7,796	16,176	(6,795)	29,307
Operating expenses
Personnel expenses	3,251	1,936	8,614	0	13,801
General and administrative expenses	3,467	3,181	4,565	(2,627)	8,586
Depreciation and impairment of property, equipment and software	861	221	602	(108)	1,576
Amortization and impairment of goodwill and intangible assets	94	0	170	(88)	175
Total operating expenses	7,672	5,338	13,951	(2,823)	24,138
Operating profit / (loss) before tax	4,458	2,458	2,225	(3,972)	5,169
Tax expense / (benefit)	176	514	530	(21)	1,198
Net profit / (loss)	4,283	1,944	1,695	(3,951)	3,971
Net profit / (loss) attributable to non-controlling interests	0	0	6	0	6
Net profit / (loss) attributable to shareholders	4,283	1,944	1,689	(3,951)	3,965
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries. 3 Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2019

Comprehensive income attributable to shareholders
Net profit / (loss)	4,283	1,944	1,689	(3,951)	3,965

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(12)	150	39	(85)	92
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	117	0	117
Cash flow hedges, net of tax	870	140	147	(15)	1,143
Total other comprehensive income that may be reclassified to the income statement, net of tax	859	290	303	(100)	1,351

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(78)	(6)	(75)	(11)	(170)
Own credit on financial liabilities designated at fair value, net of tax	(392)				(392)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(470)	(6)	(75)	(11)	(562)

Total other comprehensive income	388	284	228	(111)	789
Total comprehensive income attributable to shareholders	4,671	2,228	1,917	(4,062)	4,754

Total comprehensive income attributable to non-controlling interests			2		2
Total comprehensive income	4,671	2,228	1,919	(4,062)	4,756
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2019
Assets
Cash and balances at central banks	36,386	60,926	9,756		107,068
Loans and advances to banks	32,888	7,992	17,430	(45,931)	12,379
Receivables from securities financing transactions	56,946	12,536	42,534	(27,771)	84,245
Cash collateral receivables on derivative instruments	22,830	990	8,508	(9,038)	23,289
Loans and advances to customers	88,386	193,543	63,676	(17,612)	327,992
Other financial assets measured at amortized cost	5,723	8,168	11,448	(2,327)	23,012
Total financial assets measured at amortized cost	243,159	284,154	153,351	(102,679)	577,985
Financial assets at fair value held for trading	113,802	53	15,320	(1,479)	127,695
of which: assets pledged as collateral that may be sold or repledged by counterparties	58,599	0	5,386	(22,701)	41,285
Derivative financial instruments	118,708	4,251	29,782	(30,899)	121,843
Brokerage receivables	11,453		6,556	(1)	18,007
Financial assets at fair value not held for trading	49,525	6,701	41,908	(14,498)	83,636
Total financial assets measured at fair value through profit or loss	293,488	11,004	93,565	(46,877)	351,181
Financial assets measured at fair value through other comprehensive income	176		6,169		6,345
Investments in subsidiaries and associates	51,212	28	39	(50,227)	1,051
Property, equipment and software[3]	7,318	1,144	3,749	(385)	11,826
Goodwill and intangible assets	222		6,212	35	6,469
Deferred tax assets	618	0	8,895		9,513
Other non-financial assets	5,060	1,770	857	(140)	7,547
Total assets	601,252	298,101	272,837	(200,273)	971,916
Liabilities
Amounts due to banks	55,738	28,240	35,773	(113,181)	6,570
Payables from securities financing transactions	21,326	565	13,583	(27,696)	7,778
Cash collateral payables on derivative instruments	30,571	98	9,773	(9,027)	31,416
Customer deposits	85,954	239,226	86,550	38,861	450,591
Funding from UBS Group AG and its subsidiaries[4]	47,866				47,866
Debt issued measured at amortized cost	54,317	8,583	5	(70)	62,835
Other financial liabilities measured at amortized cost[3]	5,345	2,666	5,204	(2,842)	10,373
Total financial liabilities measured at amortized cost	301,117	279,379	150,888	(113,954)	617,429
Financial liabilities at fair value held for trading	25,292	383	6,233	(1,317)	30,591
Derivative financial instruments	117,597	4,046	30,089	(30,852)	120,880
Brokerage payables designated at fair value	25,358		11,877	(3)	37,233
Debt issued designated at fair value	65,677		952	(38)	66,592
Other financial liabilities designated at fair value	8,571		31,031	(3,445)	36,157
Total financial liabilities measured at fair value through profit or loss	242,495	4,429	80,184	(35,655)	291,452
Provisions	1,101	196	1,641		2,938
Other non-financial liabilities	1,644	931	3,559	34	6,168
Total liabilities	546,357	284,936	236,271	(149,576)	917,988

Equity attributable to shareholders	54,895	13,165	36,391	(50,697)	53,754
Equity attributable to non-controlling interests			174		174
Total equity	54,895	13,165	36,566	(50,697)	53,928
Total liabilities and equity	601,252	298,101	272,837	(200,273)	971,916
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries. 3 Includes the effects of the adoption of IFRS 16, Leases, as of 1 January 2019. Refer to Note 1 for more information. 4 Represents funding from UBS Group AG to UBS AG.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2019
Net cash flow from / (used in) operating activities	17,531	8,882	(7,608)	18,805
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(6)	0	(20)	(26)
Disposal of subsidiaries, associates and intangible assets[2]	100	0	14	114
Purchase of property, equipment and software	(628)	(173)	(600)	(1,401)
Disposal of property, equipment and software	10	0	1	11
Purchase of financial assets measured at fair value through other comprehensive income	(10)	0	(3,414)	(3,424)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	10	0	3,904	3,913
Net (purchase) / redemption of debt securities measured at amortized cost	(1,045)	437	45	(562)
Net cash flow from / (used in) investing activities	(1,569)	264	(70)	(1,374)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(17,150)	0	0	(17,149)
Distributions paid on UBS shares	(3,250)	0	0	(3,250)
Repayment of lease liabilities	(262)	0	(234)	(496)
Issuance of long-term debt, including debt issued designated at fair value	58,437	621	142	59,199
Repayment of long-term debt, including debt issued designated at fair value	(67,113)	(752)	(1,017)	(68,883)
Funding from UBS Group AG and its subsidiaries[3]	5,848	0	0	5,848
Net changes in non-controlling interests	0	0	(8)	(8)
Net activity related to group internal capital transactions and dividends	3,569	(2,055)	(1,514)	0
Net cash flow from / (used in) financing activities	(19,922)	(2,186)	(2,630)	(24,738)

Total cash flow
Cash and cash equivalents at the beginning of the year	42,895	54,757	28,201	125,853
Net cash flow from / (used in) operating, investing and financing activities	(3,960)	6,961	(10,308)	(7,307)
Effects of exchange rate differences on cash and cash equivalents	664	833	(239)	1,258
Cash and cash equivalents at the end of the year[4]	39,598	62,551	17,655	119,804
of which: cash and balances at central banks	36,275	60,926	9,756	106,957
of which: loans and advances to banks	2,697	1,127	7,493	11,317
of which: money market paper[5]	626	498	406	1,530
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 Includes dividends received from associates. 3 Represents funding from UBS Group AG to UBS AG. 4 Comprises balances with an original maturity of three months or less. USD 3,192 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2018
Operating income[3]
Interest income	8,176	4,263	5,308	(2,960)	14,787
Interest expense	(8,673)	(901)	(3,240)	2,998	(9,815)
Net interest income	(497)	3,363	2,068	38	4,971
Other net income from financial instruments measured at fair value through profit or loss	5,204	889	970	(110)	6,953
Credit loss (expense) / recovery	(37)	(52)	(9)	(19)	(117)
Fee and commission income	2,655	4,474	13,159	(656)	19,632
Fee and commission expense	(851)	(391)	(1,108)	648	(1,703)
Net fee and commission income	1,804	4,083	12,050	(8)	17,930
Other income	4,722	198	2,110	(6,125)	905
Total operating income	11,196	8,480	17,189	(6,223)	30,642
Operating expenses
Personnel expenses	3,592	1,890	8,510	0	13,992
General and administrative expenses	4,691	3,471	5,403	(3,490)	10,075
Depreciation and impairment of property, equipment and software	715	21	316	0	1,052
Amortization and impairment of goodwill and intangible assets	3	0	62	0	65
Total operating expenses	9,001	5,382	14,291	(3,490)	25,184
Operating profit / (loss) before tax	2,195	3,098	2,898	(2,733)	5,458
Tax expense / (benefit)	25	670	577	73	1,345
Net profit / (loss)	2,170	2,428	2,321	(2,806)	4,113
Net profit / (loss) attributable to non-controlling interests	0	0	7	0	7
Net profit / (loss) attributable to shareholders	2,170	2,428	2,314	(2,806)	4,107
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries. 3 Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2018

Comprehensive income attributable to shareholders
Net profit / (loss)	2,170	2,428	2,314	(2,806)	4,107

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(369)	(109)	215	(252)	(515)
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	(45)	0	(45)
Cash flow hedges, net of tax	(277)	2	19	(13)	(269)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(646)	(107)	189	(265)	(829)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	89	(126)	212	0	175
Own credit on financial liabilities designated at fair value, net of tax	509				509

Total other comprehensive income that will not be reclassified to the income statement, net of tax	598	(126)	212	0	684

Total other comprehensive income	(48)	(233)	401	(265)	(145)
Total comprehensive income attributable to shareholders	2,122	2,195	2,715	(3,071)	3,961

Total comprehensive income attributable to non-controlling interests			5		5
Total comprehensive income	2,122	2,195	2,721	(3,071)	3,967
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2018
Assets
Cash and balances at central banks	36,350	53,490	18,530		108,370
Loans and advances to banks	34,063	7,405	21,151	(45,978)	16,642
Receivables from securities financing transactions	70,028	28,637	51,617	(54,932)	95,349
Cash collateral receivables on derivative instruments	23,136	559	12,148	(12,240)	23,603
Loans and advances to customers	93,141	188,013	62,166	(21,838)	321,482
Other financial assets measured at amortized cost	4,696	8,564	11,247	(1,869)	22,637
Total financial assets measured at amortized cost	261,415	286,667	176,858	(136,857)	588,084
Financial assets at fair value held for trading	92,784	62	15,578	(3,911)	104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties	49,509	0	7,326	(24,714)	32,121
Derivative financial instruments	119,590	3,834	38,760	(35,972)	126,212
Brokerage receivables	11,063		5,779	(2)	16,840
Financial assets at fair value not held for trading	50,592	7,177	41,184	(16,566)	82,387
Total financial assets measured at fair value through profit or loss	274,030	11,073	101,300	(56,451)	329,953
Financial assets measured at fair value through other comprehensive income	171		6,495		6,667
Investments in subsidiaries and associates	50,971	20	31	(49,922)	1,099
Property, equipment and software	6,546	242	1,714	(24)	8,479
Goodwill and intangible assets	308		6,395	(56)	6,647
Deferred tax assets	533	198	9,282	52	10,066
Other non-financial assets	4,623	1,659	766	14	7,062
Total assets	598,598	299,860	302,842	(243,244)	958,055

Liabilities
Amounts due to banks	36,430	24,774	44,377	(94,618)	10,962
Payables from securities financing transactions	36,840	1,167	27,297	(55,008)	10,296
Cash collateral payables on derivative instruments	28,096	35	12,894	(12,118)	28,906
Customer deposits	77,180	245,452	82,360	16,994	421,986
Funding from UBS Group AG and its subsidiaries[3]	41,202				41,202
Debt issued measured at amortized cost	82,653	8,578	587	(573)	91,245
Other financial liabilities measured at amortized cost	4,170	1,454	3,790	(1,838)	7,576
Total financial liabilities measured at amortized cost	306,571	281,460	171,305	(147,161)	612,174
Financial liabilities at fair value held for trading	23,455	493	8,829	(3,828)	28,949
Derivative financial instruments	119,131	3,510	39,107	(36,025)	125,723
Brokerage payables designated at fair value	26,559		11,875	(14)	38,420
Debt issued designated at fair value	55,378		1,670	(17)	57,031
Other financial liabilities designated at fair value	10,936		28,618	(5,959)	33,594
Total financial liabilities measured at fair value through profit or loss	235,458	4,004	90,098	(45,843)	283,717
Provisions	1,361	163	1,850	83	3,457
Other non-financial liabilities	1,676	929	3,623	47	6,275
Total liabilities	545,067	286,556	266,876	(192,875)	905,624

Equity attributable to shareholders	53,531	13,304	35,790	(50,369)	52,256
Equity attributable to non-controlling interests			176		176
Total equity	53,531	13,304	35,966	(50,369)	52,432
Total liabilities and equity	598,598	299,860	302,842	(243,244)	958,055
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries. 3 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG2	UBSSwitzerland AG2	Other subsidiaries[2]	UBS AG(consolidated)
For the year ended 31 December 2018[1]
Net cash flow from / (used in) operating activities	(652)	14,887	13,509	27,744
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(124)	(5)	(158)	(287)
Disposal of subsidiaries, associates and intangible assets[3]	97	0	40	137
Purchase of property, equipment and software	(822)	(170)	(481)	(1,473)
Disposal of property, equipment and software	111	0	3	114
Purchase of financial assets measured at fair value through other comprehensive income	(170)	0	(1,829)	(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	20	15	1,325	1,361
Net (purchase) / redemption of debt securities measured at amortized cost	(1,000)	2,111	(4,881)	(3,770)
Net cash flow from / (used in) investing activities	(1,888)	1,951	(5,982)	(5,918)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,295)	(3)	53	(12,245)
Distributions paid on UBS shares	(3,098)	0	0	(3,098)
Issuance of long-term debt, including debt issued designated at fair value	53,294	872	560	54,726
Repayment of long-term debt, including debt issued designated at fair value	(42,759)	(812)	(772)	(44,344)
Funding from UBS Group AG and its subsidiaries[4]	5,956	0	0	5,956
Net changes in non-controlling interests	0	0	(31)	(31)
Net activity related to group internal capital transactions and dividends	3,000	(2,372)	(628)	0
Net cash flow from / (used in) financing activities	4,098	(2,315)	(820)	963

Total cash flow
Cash and cash equivalents at the beginning of the year	41,570	40,961	22,256	104,787
Net cash flow from / (used in) operating, investing and financing activities	1,559	14,523	6,707	22,789
Effects of exchange rate differences on cash and cash equivalents	(234)	(726)	(762)	(1,722)
Cash and cash equivalents at the end of the year[5]	42,895	54,757	28,201	125,853
of which: cash and balances at central banks	36,248	53,490	18,530	108,268
of which: loans and advances to banks	4,849	1,249	9,354	15,452
of which: money market paper[6]	1,798	18	318	2,133
1 Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information. 2 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 3 Includes dividends received from associates. 4 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG. 5 Comprises balances with an original maturity of three months or less. USD 5,245 million of cash and cash equivalents were restricted. 6 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2017
Operating income[3]
Interest income	7,219	4,063	3,774	(2,338)	12,717
Interest expense	(6,101)	(680)	(2,161)	2,245	(6,696)
Net interest income	1,118	3,383	1,613	(93)	6,021
Other net income from financial instruments measured at fair value through profit or loss	3,821	918	836	64	5,640
Credit loss (expense) / recovery	(139)	(23)	(9)	40	(131)
Fee and commission income	2,561	4,424	13,315	(911)	19,390
Fee and commission expense	(968)	(380)	(1,357)	865	(1,840)
Net fee and commission income	1,594	4,045	11,958	(46)	17,550
Other income	4,387	172	3,022	(6,616)	965
Total operating income	10,780	8,495	17,420	(6,651)	30,044
Operating expenses
Personnel expenses	4,488	2,060	8,403	0	14,952
General and administrative expenses	4,922	3,400	5,760	(5,081)	9,001
Depreciation and impairment of property, equipment and software	664	11	270	0	945
Amortization and impairment of goodwill and intangible assets	8	0	63	0	71
Total operating expenses	10,082	5,472	14,496	(5,081)	24,969
Operating profit / (loss) before tax	698	3,023	2,924	(1,570)	5,076
Tax expense / (benefit)	458	628	3,156	0	4,242
Net profit / (loss)	240	2,395	(232)	(1,570)	834
Net profit / (loss) attributable to preferred noteholders	73	0	0	0	73
Net profit / (loss) attributable to non-controlling interests	0	0	4	0	4
Net profit / (loss) attributable to shareholders	168	2,395	(236)	(1,569)	758
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries. 3 Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2017

Comprehensive income attributable to shareholders
Net profit / (loss)	168	2,395	(236)	(1,569)	758

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	2,177	500	(2,473)	1,318	1,522
Financial assets measured at fair value through other comprehensive income, net of tax	(10)	2	11	(93)	(91)
Cash flow hedges, net of tax	(474)	(162)	(1)	2	(635)
Total other comprehensive income that may be reclassified to the income statement, net of tax	1,693	340	(2,463)	1,226	797

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	284	(22)	27	26	314
Own credit on financial liabilities designated at fair value, net of tax	(317)				(317)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(33)	(22)	27	26	(3)

Total other comprehensive income	1,660	318	(2,436)	1,252	794
Total comprehensive income attributable to shareholders	1,828	2,713	(2,672)	(317)	1,552

Total comprehensive income attributable to preferred noteholders	320				320
Total comprehensive income attributable to non-controlling interests			6		6
Total comprehensive income	2,148	2,713	(2,665)	(317)	1,878
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2017
Net cash flow from / (used in) operating activities	(35,057)	(8,742)	(9,348)	(53,147)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(2)	(104)	(106)
Disposal of subsidiaries, associates and intangible assets[2]	291	0	48	339
Purchase of property, equipment and software	(1,054)	(86)	(393)	(1,532)
Disposal of property, equipment and software	1	0	209	210
Purchase of financial assets measured at fair value through other comprehensive income	(234)	0	(8,393)	(8,626)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	3,489	1,580	10,181	15,250
Net (purchase) / redemption of financial assets held to maturity	(455)	364	0	(91)
Net cash flow from / (used in) investing activities	2,039	1,856	1,548	5,444
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	24,556	(5)	(50)	24,500
Distributions paid on UBS shares	(2,219)	0	0	(2,219)
Issuance of long-term debt, including debt issued designated at fair value	39,232	631	409	40,270
Repayment of long-term debt, including debt issued designated at fair value	(43,605)	(589)	(993)	(45,187)
Funding from UBS Group AG and its subsidiaries[3]	11,180	0	0	11,180
Dividends paid and repayments of preferred notes	(782)	0	0	(782)
Net changes in non-controlling interests	0	0	(5)	(5)
Net activity related to group internal capital transactions and dividends	1,264	(194)	(1,071)	0
Net cash flow from / (used in) financing activities	29,625	(158)	(1,710)	27,758

Total cash flow
Cash and cash equivalents at the beginning of the year	43,495	45,815	29,674	118,984
Net cash flow from / (used in) operating, investing and financing activities	(3,393)	(7,043)	(9,510)	(19,944)
Effects of exchange rate differences on cash and cash equivalents	1,466	2,189	2,094	5,749
Cash and cash equivalents at the end of the year[4]	41,570	40,961	22,256	104,787
of which: cash and balances at central banks	37,420	39,461	13,086	89,968
of which: loans and advances to banks	2,344	1,492	8,890	12,726
of which: money market paper[5]	1,806	7	280	2,093
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 Includes dividends received from associates. 3 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG. 4 Comprises balances with an original maturity of three months or less. USD 2,497 of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.